Property and Equipment - Schedule of Property and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	$ 1,930,564	د.إ 4,111,784
Additions		7,089,030
OfficeDisposals/ transfers			د.إ 4,111,784
Property and equipment at ending	1,930,564	7,089,030	4,111,784
Additions (in Dollars)		7,089,030
OfficeDisposals/ transfers (in Dollars)			4,111,784
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning | $	16,773
Additions		61,589
OfficeDisposals/ transfers			86,442
Property and equipment at ending | $
Additions (in Dollars)		61,589
OfficeDisposals/ transfers (in Dollars)			86,442
Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning | $	55,156
Additions		202,533
OfficeDisposals/ transfers			270,381
Property and equipment at ending | $
Additions (in Dollars)		202,533
OfficeDisposals/ transfers (in Dollars)			270,381
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning | $	1,420,105
Additions		5,214,626
OfficeDisposals/ transfers			2,029,317
Property and equipment at ending | $
Additions (in Dollars)		5,214,626
OfficeDisposals/ transfers (in Dollars)			2,029,317
Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning | $	438,530
Additions		1,610,282
OfficeDisposals/ transfers			1,725,644
Property and equipment at ending | $
Additions (in Dollars)		1,610,282
OfficeDisposals/ transfers (in Dollars)			1,725,644
Cost [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		6,719,509
Additions	986,209	3,621,358
OfficeDisposals/ transfers
Property and equipment at ending		10,340,867	6,719,509
Property and equipment at beginning (in Dollars) | $	1,829,932
Additions (in Dollars)	986,209	3,621,358
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $	2,816,140
Cost [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		319,411
Additions		5,600
OfficeDisposals/ transfers
Property and equipment at ending		325,011	319,411
Additions (in Dollars)		5,600
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		715,344
Additions
OfficeDisposals/ transfers
Property and equipment at ending		715,344	715,344
Additions (in Dollars)
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		3,358,382
Additions		3,615,758
OfficeDisposals/ transfers
Property and equipment at ending		6,974,140	3,358,382
Additions (in Dollars)		3,615,758
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		2,326,372
Additions
OfficeDisposals/ transfers
Property and equipment at ending		2,326,372	2,326,372
Additions (in Dollars)
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		2,607,725
Additions	175,412	644,112
OfficeDisposals/ transfers
Property and equipment at ending		3,251,837	2,607,725
Property and equipment at beginning (in Dollars) | $	710,165
Additions (in Dollars)	175,412	644,112
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $	$ 885,577
Depreciation [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		232,969
Additions		30,453
OfficeDisposals/ transfers
Property and equipment at ending		263,422	232,969
Additions (in Dollars)		30,453
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		444,963
Additions		67,848
OfficeDisposals/ transfers
Property and equipment at ending		512,811	444,963
Additions (in Dollars)		67,848
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,329,065
Additions		430,449
OfficeDisposals/ transfers
Property and equipment at ending		1,759,514	1,329,065
Additions (in Dollars)		430,449
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		600,728
Additions		115,362
OfficeDisposals/ transfers
Property and equipment at ending		716,090	د.إ 600,728
Additions (in Dollars)		115,362
OfficeDisposals/ transfers (in Dollars)